Share-based compensation - Summary of Performance Share Unit Plan (Detail) - PSU Plan [member] - Options granted from June 2017 [member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	1,138,465	453,845
Granted	124,610	684,620
Vested	(181,018)
Forfeited	(133,017)
Outstanding, end of year	949,040	1,138,465